                                                                  [NUVEEN LOGO]


                                                       [PHOTO APPEARS HERE]
Nuveen Tax-Free

Money Market Funds

Dependable tax-free
income for generations

TAX-FREE RESERVES

CALIFORNIA

MASSACHUSETTS

NEW YORK

SEMIANNUAL REPORT/AUGUST 31, 1996

                                       CONTENTS
                                    3  Dear shareholder
                                    5  Answering your questions
                                    7  Fund performance
                                    9  Portfolio of investments
                                   23  Statement of net assets
                                   24  Statement of operations
                                   28  Statement of changes in net assets
                                   35  Notes to financial statements
                                   40  Financial highlights

Dear
shareholder

[PHOTOGRAPH]

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen Tax-Free Money Market Funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of providing quality investments through prudent management. Our goal is to help our shareholders meet their investment needs with a full range of investment choices. In money market funds we continue to focus on attractive levels of income, diversification, and daily liquidity, with the knowledge that these funds play an integral role in helping you reach your investment goals.

  In contrast to 1994 and early 1995, when the Federal Reserve made an unprecedented series of seven increases in short-term interest rates, the Fed has reacted to low inflation and moderate economic expansion over the past year by making only three moves since July 1995, each one a rate reduction. While overall yields on money market funds this year are lower than last year's, reflecting this generally lower interest rate environment, the tax-free money market funds offered by Nuveen still provide solid yields when compared to taxable investments for investors in higher tax brackets.

"Nuveen money market funds continue to play an integral role in helping you reach your investment goals."

  As of August 31, 1996, the seven-day annualized yield for the money market funds covered in this report ranged from 2.86% to 3.03%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 4.47% on taxable alternatives. For the state money market funds, the addition of state taxes increases the advantage provided by tax-free municipal bond funds, raising the required taxable-equivalent yield to a range of 4.87% to 5.22%.

  I would also like to take this opportunity to share with you the news of some recent developments that will give Nuveen more flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds.

  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago that shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed-income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. In January 1997, the tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged, enabling us to offer more than 40 municipal bond funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states will provide more tax-free options to match investors' individual needs.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid taxable-equivalent yields and opportunities to purchase bonds with strong credit quality.

What has been Nuveen's investment approach during this period?

Nuveen continues to look for opportunities to capture attractive yields in different market sectors and over many types of securities, including tax-free variable rate demand notes, tax and revenue anticipation notes, commercial paper, and selected certificates of participation.

[PHOTOGRAPH]

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How do short-term funds fit into a diversified portfolio?

  Money market fund investors receive attractive income along with share price stability, daily liquidity, and investment convenience. These short-term instruments provide a valuable balance in portfolios with other long-term holdings and give investors easy access to funds and the flexibility of checkwriting.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform--and the potential effect of a flat tax proposal--have resulted in increased demand for tax-free products.

NUVEEN TAX-FREE
RESERVES, INC.

Tax-Free Reserves

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 4.56% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.52
10/95           3.30
11/95           3.23
12/95           3.95
 1/96           2.93
 2/96           2.75
 3/96           2.80
 4/96           3.16
 5/96           3.05
 6/96           2.93
 7/96           2.96
 8/96           2.92

-------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.92%

Taxable-equialent yield on NAV*            4.56%

Federal tax rate                           36.0%

Total net assets ($000)                  304,968
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
 *An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.


NUVEEN CALIFORNIA TAX-FREE
MONEY MARKET FUND

California

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 5.22% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.69
10/95           3.40
11/95           3.28
12/95           4.33
 1/96           2.97
 2/96           2.85
 3/96           2.88
 4/96           3.34
 5/96           3.20
 6/96           2.93
 7/96           3.11
 8/96           3.00

-------------------------------------------------
 FUND HIGHLIGHTS  8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             3.03%

Taxable-equivalent yield on NAV*           5.22%

Combined state and federal tax rate        42.0%

Total net assets ($000)                  202,703
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.

NUVEEN MASSACHUSETTS TAX-FREE
MONEY MARKET FUND

Massachusetts

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 5.06% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.44
10/95           3.24
11/95           3.10
12/95           3.76
 1/96           2.88
 2/96           2.77
 3/96           2.78
 4/96           3.19
 5/96           3.03
 6/96           2.80
 7/96           2.95
 8/96           2.86

-------------------------------------------------
 FUND HIGHLIGHTS    8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.86%

Taxable-equivalent yield on NAV*           5.06%

Combined state and federal tax rate        43.5%

Total net assets ($000)                   70,971
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.

NUVEEN NEW YORK TAX-FREE
MONEY MARKET FUND

New York

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 4.87% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.46
10/95           3.26
11/95           3.22
12/95           4.12
 1/96           2.92
 2/96           2.75
 3/96           2.79
 4/96           3.31
 5/96           3.13
 6/96           2.85
 7/96           2.96
 8/96           2.90

-------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.90%

Taxable-equivalent yield on NAV*           4.87%

Combined state and federal tax rate        40.5%

Total net asset ($000)                    29,157
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.


PORTFOLIO OF INVESTMENTS                                             NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                               AUGUST 31, 1996

NUVEEN TAX-FREE RESERVES, INC.

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA--2.7%
$  8,200,000   The Medical Clinic Board of the City of Birmingham--UAHSF,
                Medical Clinic Review Bonds, UAHSF Series 1991,
                Variable Rate Demand Bonds, 3.850%, 12/01/26+                                        A-1+    $  8,200,000
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA--7.0%
   7,000,000   The Industrial Development Authority of the County of Apache
                (Arizona), Pollution Control Revenue Bonds, 1981 Series B (Tucson
                Electric Power Company Project), Variable Rate Demand Bonds,
                3.550%, 10/01/21+                                                                  VMIG-1       7,000,000
   1,800,000   Maricopa County, Arizona, Pollution Control Corporation, Pollution
                Control Revenue Refunding Bonds (Arizona Public Service
                Company Palo Verde Project), 1994 Series F, Variable Rate
                Demand Bonds, 3.750%, 5/01/29+                                                       A-1+       1,800,000
  12,600,000   City of Mesa Municipal Development Corporation, Special Tax Updates
                Bonds, Series 1985, Commercial Paper, 3.500%, 11/21/96                             VMIG-1      12,600,000
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS--1.0%
   3,000,000   Board of Trustees of the University of Arkansas, Various Facility
                Revenue Bonds (UAMS Campus), Series 1994,
                Variable Rate Demand Bonds, 3.550%, 12/01/19+                                      VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA--1.7%
   5,000,000   California School Cash Reserve Program Authority, 1996 Pool Bonds
                Series A, Note, 4.750%, 7/02/97                                                     MIG-1       5,034,033
-------------------------------------------------------------------------------------------------------------------------
               DELAWARE--3.8%
  11,572,500   New Castle County, Delaware, Economic Development Revenue
                Refunding Bonds (Henderson/McGuire Partners Project), Series 1993,
                Variable Rate Demand Bonds, 3.550%, 8/15/20+                                          A-1      11,572,500
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA--2.1%
   6,400,000   District of Columbia (Washington, D.C.), General Obligation General
                Fund Recovery Bonds, Series 1991B, Variable Rate Demand
                Bonds, 3.950%, 6/01/03+                                                            VMIG-1       6,400,000
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA--5.5%
   1,400,000   Florida Housing Finance Authority, Multi-Family Housing Revenue
                Refunding Bonds, 1989 Series E (Fairmont Oaks Project),
                Variable Rate Demand Bonds, 3.700%, 4/01/26+                                          A-1       1,400,000
   4,210,000   Florida Municipal Power Agency, Initial Pooled Loan Project, Series A,
                Commercial Paper Notes, 3.550%, 9/20/96                                               A-1       4,210,000
   3,100,000   Pasco County Housing Finance Authority, Multi-Family Housing
                Revenue Bonds (Carlton Arms of Magnolia Valley Project),
                Series 1985, Variable Rate Demand Bonds, 3.625%, 12/01/07+                         VMIG-1       3,100,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA (CONTINUED)
$  4,800,000   Sarasota County Public Hospital District, Hospital Revenue Bonds
                (Sarasota Memorial Hospital Project), Series C,
                Commercial Paper, 3.750%, 9/16/96                                                     A-1    $  4,800,000
   3,300,000   Sunshine State Governmental Financing Commission, Revenue Bonds,
                Series 1986, Commercial Paper, 3.550%, 9/17/96                                     VMIG-1       3,300,000
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA--4.4%
   3,400,000   Municipal Gas Authority of Georgia, Gas Revenue Bonds (Transco
                Portfolio I Project), Series B, Commercial Paper, 3.650%, 10/11/96                 VMIG-1       3,400,000
  10,000,000   Fulco Hospital Authority, Revenue Anticipation Certificates (St. Joseph's
                Hospital of Atlanta Project), Series 1989, Commercial Paper,
                3.500%, 11/27/96                                                                   VMIG-1      10,000,000
-------------------------------------------------------------------------------------------------------------------------
               HAWAII--0.9%
   2,600,000   Hawaii State Department of Budget and Finance, Special Purpose
                Floating Rate Demand Bonds (Adventist Health System),
                Variable Rate Demand Bonds, 3.800%, 9/01/99+                                          A-1       2,600,000
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS--11.3%
   7,000,000   Illinois Development Finance Authority, Pollution Control Revenue
                Bonds (Diamond-Star Motors Corporation Project), Series 1985,
                Variable Rate Demand Bonds, 3.850%, 12/01/08+                                         P-1       7,000,000
   6,000,000   Illinois Educational Facilities Authority, Adjustable Demand Revenue
                Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                3.600%, 12/04/96                                                                   VMIG-1       6,000,000
   3,300,000   Illinois Health Facilities Authority, Series 1985 (Condell Memorial
                Hospital), Variable Rate Demand Bonds, 3.750%, 11/01/05+                           VMIG-1       3,300,000
   5,000,000   Illinois Health Facilities Authority, Adjustable Demand Revenue
                Bonds, Series 1991 (Victory Health Services Project), Commercial
                Paper, 3.600%, 9/19/96                                                             VMIG-1       5,000,000
   6,500,000   City of Chicago, General Obligation Tender Notes, Series 1995A,
                Note, 3.650%, 10/31/96                                                             VMIG-1       6,500,000
   1,000,000   Chicago O'Hare International Airport (American Airlines), Variable
                Rate Demand Bonds, 3.750%, 12/01/17+                                                  P-1       1,000,000
   5,700,000   Decatur Water Revenue Bonds (New South Water Treatment), Series
                1985, Commercial Paper, 3.550%, 9/10/96                                            VMIG-1       5,700,000
-------------------------------------------------------------------------------------------------------------------------
               INDIANA--3.1%
   6,000,000   Indianapolis Economic Development Refunding Revenue
                (Yellow Freight), Commercial Paper, 4.500%, 1/15/97                                   N/R       6,000,000
   3,500,000   The Metropolitan School District of Washington Township, Marion
                County, Indiana, Temporary Loan Warrants, 1996 Second Series,
                Note, 4.100%, 12/31/96                                                                N/R       3,502,252
-------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               IOWA--2.9%
$  6,000,000   Iowa School Corporations, Warrant Certificates, Series 1996-97
                Series A, Note, 4.750%, 6/27/97                                                     MIG-1    $  6,037,796
   2,900,000   City of Eddyville, Iowa, Industrial Development Revenue Bonds
                (Heartland Lysine Inc., Project), Variable Rate Demand Bonds,
                3.950%, 11/01/03+                                                                     N/R       2,900,000
-------------------------------------------------------------------------------------------------------------------------
               KENTUCKY--3.6%
   2,000,000   Kentucky Governmental Agencies, 1996 Cash Flow Borrowing
                Program, Certificates of Participation, Tax and Revenue
                Anticipation Notes, 4.300%, 6/30/97                                                   N/R       2,002,363
   9,005,000   Hancock County, Kentucky, Industrial Building Revenue Refunding
                Bonds (Southwire Company Project), Series 1990, Variable Rate
                Demand Bonds, 4.000%, 7/01/10+                                                        N/R       9,005,000
-------------------------------------------------------------------------------------------------------------------------
               LOUISIANA--5.3%
   9,100,000   Louisiana Recovery District, Sales Tax Bonds, Series 1988, Variable
                Rate Demand Bonds, 3.850%, 7/01/97+                                                VMIG-1       9,100,000
   4,000,000   Parish of West Feliciana, State of Louisiana, Multiple Rate Demand
                Pollution Control Revenue Bonds (Gulf States Utilities Company
                Project), Series 1985D, Variable Rate Demand Bonds, 3.850%, 12/01/15+              VMIG-1       4,000,000
   3,000,000   Parish of West Feliciana, State of Louisiana, Multiple Rate Demand
                Pollution Control Revenue Bonds (Gulf States Utilities Company
                Project), Series 1986, Variable Rate Demand Bonds, 3.850%, 4/01/16+                VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS--1.6%
   5,000,000   Town of Mashpee, Massachusetts, Bond Anticipation Notes,
                3.750%, 2/07/97                                                                       N/R       5,003,128
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN--3.1%
   7,100,000   Michigan Job Development Authority, Limited Obligation Revenue
                Bond (Frankenmuth Bavarian Inn Motor Lodge Project), Series A,
                Variable Rate Demand Bonds, 4.000%, 9/01/15+                                          A-1       7,100,000
   1,000,000   State of Michigan, Full Faith and Credit General Obligation Notes,
                4.000%, 9/30/96                                                                     MIG-1       1,000,307
   1,370,000   The Economic Development Corporation of the City of Warren, MaComb
                County, Michigan, Floating Rate Limited Obligation Revenue Bonds
                (The Prince Company, Inc., Michigan Division Project), Series A,
                Variable Rate Demand Bonds, 3.900%, 11/01/99+                                         P-1       1,370,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               MINNESOTA--2.9%
$  6,330,000   City of Bloomington, Minnesota, Floating Rate Demand, Commercial
                Revenue Bonds (James Avenue Associates Project), Series 1985,
                Variable Rate Demand Bonds, 3.550%, 12/01/15+                                        A-1+    $  6,330,000
   2,500,000   Housing and Redevelopment Authority of the City of Saint Paul, Variable
                Rate Demand Purchase, District Heating Revenue Bonds,
                1982 Series A, Variable Rate Demand Bonds, 3.800%, 12/01/12+                          A-1       2,500,000
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI--3.0%
               State Environmental Improvement and Energy Resources Authority,
                Unit Priced Demand Adjustable Pollution Control Revenue Bonds,
                Series 1985A (Union Electric Company), Commercial Paper:
   5,600,000    3.625%, 10/17/96                                                                   VMIG-1       5,600,000
   3,600,000    3.500%, 11/15/96                                                                   VMIG-1       3,600,000
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE--2.3%
   7,000,000   New Hampshire Higher Educational and Health Facilities Authority,
                Revenue Bonds, Hunt Community Issue, Series 1996, Variable Rate
                Demand Bonds, 3.650%, 5/01/26+                                                        A-1       7,000,000
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA--3.9%
   2,400,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1990B, Commercial Paper, 3.850%, 9/27/96                     P-1       2,400,000
   6,630,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1990A, Commercial Paper, 3.700%, 10/16/96                    P-1       6,630,000
   3,000,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1985C, Commercial Paper, 3.600%, 10/01/15                 VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               OHIO--10.5%
   3,100,000   Ohio School Districts, 1996 Cash Flow Borrowing Program, Certificates
                of Participation, Revenue Anticipation Notes of Certain Ohio School
                Districts, Series B, Notes, 4.530%, 6/30/97                                         MIG-1       3,113,057
   8,800,000   Centerville Health Care Variable Rate Demand Health Care Revenue
                Bonds (Bethany Lutheran Village Continuing Care Facilities
                Expansion Project), Variable Rate Demand Bonds, 3.700%, 5/01/08+                   VMIG-1       8,800,000
   4,000,000   Port Authority of Cincinnati and Hamilton County, Daily Adjustable
                Economic Development Revenue Bonds (Kenwood Office Associates
                Project), Series 1985, Variable Rate Demand Bonds, 3.950%, 9/01/25+                   A-1       4,000,000
   3,795,000   County of Franklin, Floating Rate Demand, Hospital Financing Revenue
                Bonds, Series 1993 (Traditions at Mill Run Project), Variable Rate
                Demand Bonds, 3.650%, 11/01/14+                                                       N/R       3,795,000
-------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               OHIO (CONTINUED)
$  2,000,000   Greater Cleveland Regional Transit Authority, General Obligation
                (Limited Tax), Capital Improvement Bond Anticipation Notes,
                Series 1996, Note, 3.900%, 10/17/96                                                 MIG-1    $  2,001,109
   1,880,000   County of Hamilton, Adjustable Rate Demand, Healthcare Revenue
                Bonds, Series 1995 (Community Limited Care Dialysis Center Project),
                Variable Rate Demand Bonds, 3.550%, 9/01/05+                                          N/R       1,880,000
   8,300,000   County of Montgomery, Ohio, Variable Rate Hospital Facilities Revenue
                Bonds (Miami Valley Hospital), 1985 Series C, Commercial Paper,
                3.300%, 9/24/96                                                                    VMIG-1       8,300,000
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA--1.1%
   3,250,000   The Pennsylvania State University Notes, Series of 1996, Note,
               4.250%, 4/04/97                                                                      MIG-1       3,263,840
-------------------------------------------------------------------------------------------------------------------------
               TENNESSEE--4.4%
   6,800,000   The Public Building Authority of the City of Clarksville, Adjustable Rate
                Pooled Financing, Revenue Bonds, Series 1994 (Tennessee Municipal
                Bond Fund), Variable Rate Demand Bonds, 3.550%, 6/01/24+                              A-1       6,800,000
   3,500,000   The Industrial Development Board of the County of Jackson, Variable
                Rate Industrial Development Demand Revenue Bonds (Esselte Project),
                Series 1985B, Variable Rate Demand Bonds, 3.850%, 8/01/15+                            N/R       3,500,000
   3,000,000   The Public Building Authority of the County of Montgomery,
                Adjustable Rate Pooled Financing Revenue Bonds, Series 1985
                (Tennessee County Loan Pool), Variable Rate Demand Bonds,
                3.550%, 3/01/25+                                                                      A-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               TEXAS--4.4%
   7,500,000   Guadalupe-Blanco River Authority, Pollution Control Revenue
                Refunding Bonds (Central Power and Light Company Project),
                Series 1995, Variable Rate Demand Bonds, 3.850%, 11/01/15+                         VMIG-1       7,500,000
   6,000,000   North Central Texas Health Facilities Development Corporation,
                Hospital Revenue Bonds, Series 1985-B (Methodist Hospitals of
                Dallas), Variable Rate Demand Bonds, 3.750%, 10/01/15+                                A-1       6,000,000
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA--2.9%
   3,000,000   Industrial Development Authority of Albemarle County, Variable Rate
                Health Services Revenue Bonds (The University of Virginia Health
                Services Foundation), Series 1996, Variable Rate Demand Bonds,
                3.600%, 2/01/26+                                                                      A-1       3,000,000
   2,600,000   Industrial Development Authority of the City of Norfolk, Floating Rate,
                Industrial Development Revenue Bonds (Norfolk-Virginia Beach-
                Portsmouth MSA Limited Partnership Project), Variable Rate
                Demand Bonds, 5.363%, 11/01/04+                                                       N/R       2,600,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA (CONTINUED)
$    3,300,000 The Industrial Development Authority of the City of Richmond,
                Floating Rate, Industrial Development Revenue Bonds
                (Richmond MSA Limited Partnership Project), Variable Rate Demand
                Bonds, 5.363%, 11/01/04+                                                              N/R  $    3,300,000
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON--3.6%
     5,100,000 Washington Health Care Facilities Authority Revenue Bonds (Adventist
                Health System West/Walla Walla General), Variable Rate Demand
                Bonds, 3.800%, 9/01/09+                                                               A-1       5,100,000
     2,700,000 Washington State Housing Finance Commission (Emerald Heights
                Project), Variable Rate Demand Bonds, 4.250%, 1/01/21+                                A-2       2,700,000
     3,300,000 Washington State Housing Finance Commission, Nonprofit Revenue
                Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                Demand Bonds, 3.500%, 7/01/11+                                                     VMIG-1       3,300,000
-------------------------------------------------------------------------------------------------------------------------
               WYOMING--0.2%
       600,000 Sweetwater County Pollution Control Revenue Bonds (Pacificorp Project),
                Series 1984, Variable Rate Demand Bonds, 3.650%, 12/01/14+                           A-1+         600,000
-------------------------------------------------------------------------------------------------------------------------
$  302,442,500 Total Investments -- 99.2%                                                                     302,550,385
==============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.8%                                                            2,417,733
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $  304,968,118
=========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               AMORTIZED
AMOUNT        DESCRIPTION                                                                RATINGS*            COST
-----------------------------------------------------------------------------------------------------------------


$  2,500,000  California Health Facilities Authority, Refunding Revenue Bonds
                (St. Joseph Health System), Series 1985A, Variable Rate Demand
                 Bonds, 3.700%, 7/01/13+                                                   VMIG-1    $  2,500,000
   4,900,000  California Health Facilities Authority, (Sutter Health), Series 1990A,
                Variable Rate Demand Bonds, 3.750%, 3/01/20+                               VMIG-1       4,900,000
   7,700,000  California Health Facilities Authority, Variable Rate Hospital Revenue
                Bonds, Adjustable Convertible Extendable Securities-ACES (Saint
                Francis Memorial Hospital), Series 1993B, Variable Rate Demand
                Bonds, 3.300%, 11/01/19+                                                   VMIG-1       7,700,000
   9,000,000  California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Shell Oil Company  Project), 1991 Series B,
                Variable Rate Demand Bonds, 3.700%, 10/01/11+                              VMIG-1       9,000,000
   5,400,000  California Pollution Control Financing Authority, Pollution Control
                Refunding Revenue Bonds (Pacific Gas and  Electric Company),
                1996-C, Variable Rate Demand Bonds, 3.650%, 11/01/26+                        A-1+       5,400,000
   4,700,000  California Pollution Control Financing Authority, Pollution Control
                Refunding Revenue Bonds (Pacific Gas and Electric Company),
                1996-F, Variable Rate Demand Bonds, 3.650%, 11/01/26+                        A-1+       4,700,000
   3,000,000  California School Cash Reserve Program Authority, 1996 Pool Bonds,
                Series A, Note, 4.750%, 7/02/97                                             MIG-1       3,020,420
   3,000,000  State of California 1996-97 Revenue Anticipation Notes,
                4.500%, 6/30/97                                                             MIG-1       3,012,651
   4,700,000  Tri-Modal Variable Rate Revenue Refunding Certificates of Participatio
                (House Ear Institute), 1993 Series A, Variable Rate Demand Bonds,
                3.650%, 12/01/18+                                                            A-1+       4,700,000
   1,000,000  California Statewide Community Development Authority, Certificates of
                Participation (Sutter Health Obligation Group),  Variable Rate
                Demand Bonds, 3.750%, 7/01/15+                                                A-1       1,000,000
   3,080,000  Chico Multi-Family Housing (Sycamore Glen Project), Variable Rate
                Refunding Bonds, Series 1995, Variable Rate Demand Bonds,
                3.770%, 4/07/14+                                                              N/R       3,080,000
   4,500,000  Contra Costa Multi-Family Mortgage Revenue Refunding (Delta Square
                Project), Series 1990A,Variable Rate Demand Bonds,
                3.400%, 8/01/07+  VMIG-1           4,500,000
   3,000,000  Fremont Multi-Family Housing (Mission Wells Project), Series 1985E,
                Variable Rate Demand Bonds, 3.450%, 9/01/07+                                  A-1       3,000,000
   4,900,000  Grand Terrace Redevelopment Agency, Multi-Family Housing (Mount
                Vernon Villas Project), Variable Rate Demand Bonds,
                3.500%, 12/01/11+                                                             A-1       4,900,000
   3,000,000  Hayward Housing Authority, Multi-Family Mortgage, Revenue
                Refunding Bonds, Series 1993A (Huntwood Terrace), Variable Rate
                Demand Bonds, 3.750%, 3/01/27+                                                A-1       3,000,000
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE MONEY MARKET FUND--CONTINUED
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               AMORTIZED
AMOUNT        DESCRIPTION                                                                  RATINGS*          COST
-----------------------------------------------------------------------------------------------------------------
$  3,860,000  Hillsborough Certificates of Participation, Water and Sewer System
                Project, Series 1995A, Variable Rate Demand Bonds, 3.750%, 6/01/15+             A-1   $ 3,860,000
   9,000,000  Kern Community College District, Certificates of Participation, Series
                1995, Variable Rate Demand Bonds, 4.200%, 1/01/25+                              A-2     9,000,000
   8,000,000  Los Angeles County Metropolitan Transportation Authority, Second
                Subordinate Sales Tax Revenue, Commercial Paper,
                3.600%, 9/19/96                                                                 A-1     8,000,000
   8,400,000  Monterey County Financing Authority Revenue Bonds (Reclamation
                and Distribution Project), Series 1995A, Variable Rate Demand Bonds,
                3.500%, 9/01/36+                                                             VMIG-1     8,400,000
   7,200,000  Oakland California Certificates of Participation, Capital Improvement
                Project, Variable Rate Demand Bonds, 3.750%, 12/01/15+                          N/R     7,200,000
   7,900,000  Orange County Apartment Development (Monarch Bay Apartments
                Project), Variable Rate Demand Bonds, 3.450%, 10/01/07+                         A-1     7,900,000
   3,800,000  Orange County (Robinson Ranch Apartments Project), Variable Rate
                Demand Revenue Bonds, 3.500%, 11/01/08+                                      VMIG-1     3,800,000
   4,350,000  San Diego County Rincon Del Diablo Municipal Water District, Rincon
                Public Facilities Corporation, Commercial Paper, 3.950%, 11/01/96            VMIG-1     4,350,000
   7,000,000  Sacramento Municipal Utility District, Series I, Commercial Paper,
                3.500%, 10/23/96                                                               A-1+     7,000,000
   1,200,000  San Bernardino Multi-Family Housing (Castle Park Apartments),
                Variable Rate Demand Bonds, 3.950%, 11/01/05+                                VMIG-1     1,200,000
   2,500,000  San Bernardino County 1996-97 Tax and Revenue Anticipation Notes,
                4.500%, 6/30/97                                                               MIG-1     2,512,445
   2,000,000  San Bernardino County (1996 County Center Refinancing Project),
                Certificates of Participation, Variable Rate Demand Bonds,
                3.300%, 7/01/15+                                                             VMIG-1     2,000,000
   3,000,000  San Diego Housing Authority, Multi-Family Housing, Revenue
                Refunding Bonds, Series 1993-A (Carmel Del Mar Apartments),
                Variable Rate Demand Bonds, 3.500%, 12/01/15+                                  A-1+     3,000,000
   2,000,000  San Diego County Teeter Obligation, Tax-Exempt, Commercial Paper,
                3.600%, 10/10/96                                                                A-1     2,000,000
   7,000,000  San Dimas Industrial Development Bonds (Bausch & Lomb
                Incorporated), Variable Rate Demand Bonds, 3.800%, 12/01/15+                    N/R     7,000,000
   8,200,000  City of Santa Ana, Multi-Modal Interchangeable Rate Health Facility
                Revenue Bonds (Town and Country Manor Project), Series 1990,
                Variable Rate Demand Bonds, 3.650%, 10/01/20+                                   A-1     8,200,000
   9,000,000  Santa Clara County Transit District Refunding Equipment, Trust
                Certificates, Variable Rate Demand Bonds, 3.750%, 6/01/15+                   VMIG-1     9,000,000
   6,000,000  Santa Paula Public Financing Authority, Series 1996, Water System
                Acquisition Project, Variable Rate Demand Bonds, 3.850%, 2/01/26+              A- 1     6,000,000
-----------------------------------------------------------------------------------------------------------------


                                                                       NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                            AUGUST 31, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
---------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Solano County Tax and Revenue Anticipation Notes, Series 1995-96,
                 4.500%, 11/01/96                                                                   MIG-1    $  5,005,217
   4,000,000   Southeast Resource Recovery Facilities Authority, Lease Revenue
                 Refunding Bonds, Series 1995A, Variable Rate Demand Bonds,
                 3.550%, 12/01/18+                                                                    A-1       4,000,000
   8,800,000   Southern California Public Power Authority, Transmission Project,
                 Variable Rate Demand Bonds, 3.200%, 7/01/19+                                      VMIG-1       8,800,000
   6,400,000   Torrance Hospital Revenue (Little Company of Mary Hospital--Torrance
                 Memorial Hospital), Variable Rate Demand Bonds, 3.450%, 2/01/22+                     A-2       6,400,000
   3,000,000   Turlock Irrigation District (Transmission Projects), 1996 Series A,
                 Certificates of Participation, Variable Rate Demand Bonds,
                 3.300%, 1/01/26+                                                                  VMIG-1       3,000,000
   2,640,000   Vista Multi-Family Housing (Shadowridge Apartments), Variable Rate
                 Demand Bonds, 3.400%, 5/01/05+                                                      A-1+       2,640,000
   4,500,000   Visalia Public Finance Authority, Certificates of Participation, 1991
                 Convention Center Expansion Project, Variable Rate Demand Notes,
                 3.550%, 12/01/16+                                                                 VMIG-1       4,500,000
   3,000,000   Washington Township Hospital District, 1984 Issue A, Variable Rate
                 Demand Bonds, 3.450%, 1/01/16+                                                    VMIG-1       3,000,000
---------------------------------------------------------------------------------------------------------------------------
$  202,130,000 Total Investments -- 99.7%                                                                     202,180,733
===========================================================================================================================
               Other Assets Less Liabilities -- 0.3%                                                              522,290
---------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $202,703,023
===========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                      17
17

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                     AMORTIZED
  AMOUNT       DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
  $ 1,500,000  Boston Water and Sewer Commission, General Revenue Bonds, 1994
                Series A (Senior Series), Variable Rate Demand Bonds,
                3.100%, 11/01/24+                                                                  VMIG-1    $  1,500,000
               Brookline General Obligation Bonds, Unlimited Tax -- Bond:
      600,000   4.650%, 2/15/97                                                                       Aaa         603,994
    1,000,000   3.750%, 6/04/97                                                                       Aaa       1,001,651
    2,000,000  Framingham General Obligation, Unlimited Tax -- Note,1
                4.250%, 3/28/97                                                                       N/R       2,006,949
    1,160,000  Franklin General Obligation Bonds, Unlimited Tax -- Note,
                4.500%, 11/15/96                                                                      Aaa       1,161,617
    1,000,000  Town of Mashpee, Massachusetts, Bond Anticipation Notes,
                3.750%, 2/07/97                                                                       N/R       1,000,626
      700,000  Massachusetts Bay Transportation Authority, Bond Anticipation Notes,
                General Obligation, Unlimited Tax Series B -- Notes, 4.750%, 9/06/96                 SP-1         700,115
    3,000,000  Massachusetts Bay Transportation Authority, General Transportation,
                Series 1984A, Commercial Paper, 3.500%, 10/31/96                                   VMIG-1       3,000,000
    2,000,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate
                Power Supply System, Revenue Bonds, 1994 Series, Variable Rate
                Demand Bonds, 3.350%, 7/01/19+                                                       A-1+       2,000,000
    1,300,000  The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,
                Fiscal Recovery Loan, Act of 1990, Series B, Variable  Rate Demand
                Bonds, 3.650%, 12/01/97+                                                           VMIG-1       1,300,000
    2,800,000  The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,
                Fiscal Recovery Loan, Act of 1990, Series E, Variable Rate Demand
                Bonds, 3.650%, 12/01/97+                                                           VMIG-1       2,800,000
    3,000,000  Massachusetts Health and Educational Facilities Authority (Fallon
                Health Care), Commercial Paper, 3.800%, 10/31/96                                     A-1+       3,000,000
    2,400,000  Massachusetts Health and Educational Facilities Authority (Capital
                Asset Program), Variable Rate Demand Bonds, 3.850%, 1/01/35+                       VMIG-1       2,400,000
    3,300,000  Massachusetts Health and Educational Facilities Authority (Harvard
                University), Variable Rate Demand Bonds, 3.250%, 8/01/17+                          VMIG-1       3,300,000
    2,500,000  Massachusetts Health and Educational Facilities Authority (Bringham
                and Women's Hospital), Variable Rate Demand Bonds,
                3.450%, 7/01/17+                                                                   VMIG-1       2,500,000
      400,000  Massachusetts Health and Educational Facilities Authority (M.I.T.
                Project), Variable Rate Demand Bonds, 3.300%, 7/01/21+                             VMIG-1         400,000
    3,000,000  Massachusetts Housing Finance Agency, Multifamily Refunding
                Revenue Bonds, 1995 Series A (Harbor Point), Variable Rate
                Demand Bonds, 3.350%, 12/01/25+                                                    VMIG-1       3,000,000
      680,000  Massachusetts Housing Finance Agency, Variable Rate Industrial
                Development Revenue Bonds, 1988 Series B, Variable Rate
                Demand Bonds, 3.200%, 7/01/08+                                                     VMIG-1         680,000
    1,145,000  Massachusetts Industrial Finance Agency, Adjustable Rate Industrial
                Revenue Bonds (Jencoat/Levy Realty Trust), Variable Rate
                Demand Bonds, 4.293%, 10/06/99+                                                       N/R       1,145,000
--------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Massachusetts Industrial Finance Agency, (Nova Realty Trust 1994
                Refunding), Variable Rate Demand Bonds, 3.350%, 12/01/02+                             P-1    $  1,000,000
  2,600,000    Massachusetts Industrial Finance Agency, Manhasset Bay Associates,
                1985 Cambridge Issue, Variable Rate Demand Bonds,
                3.300%, 10/01/10+                                                                     Aa2       2,600,000
  3,100,000    Massachusetts Industrial Finance Agency (Holyoke Water Power
                Company Project), Variable Rate Demand Bonds, 3.100%, 5/01/22+                     VMIG-1       3,100,000
  2,155,000    Massachusetts Health and Educational Facilities Authority (Community
                Health Center Capital Fund), Variable Rate Demand Bonds,
                3.350%, 3/01/15+                                                                      A-2       2,155,000
  1,000,000    Massachusetts Health and Educational Facilities Authority, Amherst
                College Issue, Series F, Variable Rate Demand Bonds, Variable Rate
                Demand Bonds, 3.350%, 11/01/26+                                                    VMIG-1       1,000,000
  3,000,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,
                Series 1995A, Variable Rate Demand Bonds, 3.750%, 7/01/15+                         VMIG-1       3,000,000
    985,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments
                (FHA Insurance), Variable Rate Demand Bonds, 3.400%, 12/01/06+                       A-1+         985,000
  1,000,000    Massachusetts Industrial Finance Agency, Resource Recovery (Ogden
                Haverhill), Variable Rate Demand Bonds, 3.400%, 12/01/06+                          VMIG-1       1,000,000
  1,900,000    Massachusetts Industrial Finance Agency, (WGBH Educational
                Foundation Project), Adjustable Rate Revenue Bonds,
                3.300%, 10/01/09+                                                                  VMIG-1       1,900,000
  1,500,000    Massachusetts Industrial Finance Agency, (The Williston Northampton
                School), Variable Rate Demand Bonds, 3.200%, 4/01/24+                                 N/R       1,500,000
  1,400,000    Massachusetts Industrial Finance Agency (Showa Women's Institute
                Boston, Inc., 1994 Project), Variable Rate Demand Bonds,
                3.800%, 3/15/04+                                                                   VMIG-1       1,400,000
  1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue),
                Series 1995, Variable Rate Demand Bonds, 3.600%, 1/01/15+                             N/R       1,000,000
  2,500,000    Massachusetts Industrial Finance Agency, Edgewood Retirement
                Community Project, Series 1995-C, Variable Rate Demand Bonds,
                3.450%, 11/15/25                                                                   VMIG-1       2,500,000
  1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates LP),
                Series 1995, Variable Rate Demand Bonds, 3.600%, 12/01/20+                            N/R       1,000,000
  2,000,000    Massachusetts Industrial Finance Agency, Variable Rate Demand
                Revenue Bond (Newbury College), 1996 Series, Variable Rate
                Demand Bonds, 3.600%, 6/01/21+                                                        N/R       2,000,000
  3,000,000    Massachusetts Water Resources Authority, Series 1994, Commercial
                Paper, 3.550%, 10/31/96                                                              A-1+       3,000,000
  1,950,000    Mendon Upton Regional School District Bond Anticipation Notes,
                General Obligation Unlimited Tax - Note, 3.430%, 2/28/97                              N/R       1,951,202
  1,600,000    Merrimac Valley Regional Transit Authority, General Obligation,
                Unlimited Tax Revenue, Anticipation Notes, 3.800%, 9/27/96                            N/R       1,600,412
    900,000    New Bedford Industrial Development Revenue Refunding (Cliftex
                Corporation), Series 1989, Variable Rate Demand Bonds,
                4.293%, 10/01/97+                                                                     N/R         900,000
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Peabody Bond Anticipation Notes, General Obligation Unlimited Tax
                - Note, 4.150%, 8/15/97                                                               N/R     $ 1,002,991
     800,000   Shrewbury General Obligation Bonds, Series 1996 - Note,
                3.500%, 2/01/97                                                                       Aaa         800,812
     378,000   West Tisbury General Obligation Bonds, Unlimited Tax - Note,
                4.900%, 1/01/97                                                                       Aaa         379,230
     610,000   Westfield General Obligation Bonds, Series 1995 - Note,
                5.800%, 11/15/96                                                                      Aaa         612,522
--------------------------------------------------------------------------------------------------------------------------
$ 69,863,000   Total Investments -- 98.5%                                                                      69,887,230
===============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                            1,083,828
--------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $ 70,971,058
==========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT                                  DESCRIPTION                                              RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
$1,000,000     Albany County Bond Anticipation Renewal Notes,
                 Note, 3.500%, 2/19/97                                                                N/R      $1,000,428
 1,223,387     Babylon Bond Anticipation Notes, 1995, Series A,
                 Note, 3.850%, 10/30/96                                                               N/R       1,224,197
 1,400,000     Chautauqua County General Obligation Tax Anticipation Notes for
                 1996 Taxes, Notes, 4.000%, 12/20/96                                                  N/R       1,402,871
 1,000,000     Duchess County Industrial Development Agency, Industrial
                 Development Revenue Bonds (Toys "R" Us-NYTEX Inc. Facility),
                 Series 1984, Variable Rate Demand Bonds, 3.525%, 11/01/19+                            A1       1,000,000
 1,000,000     Guilderland Industrial Development Agency Industrial Development
                 Variable Rate Refunding Bonds, Series 1993A (Northeastern Industrial
                 Park Project), Variable Rate Demand Bonds, 3.400%, 12/01/08+                         P-1       1,000,000
 1,000,000     Nassau County Industrial Development Agency, Manhasset
                 Associates Project, Series 1984, Variable Rate Demand Bonds,
                 3.500%, 12/01/99+                                                                    A-1       1,000,000
   800,000     New York City Fiscal 94, Series A-10, Variable Rate Demand Bonds,
                 4.000%, 8/01/16+                                                                  VMIG-1         800,000
   400,000     New York City Housing Development Corporation (Parkgate Tower),
                 Variable Rate Demand Bonds, 3.300%, 2/01/07+                                         P-1         400,000
   300,000     New York City Housing Development Corporation (Columbus Gardens
                 Project), Variable Rate Demand Bonds, 3.400%, 2/01/07+                               A-1         300,000
 1,000,000     New York City Industrial Development Agency Refunding Revenue
                 (LaGuardia Associates Project), Variable Rate Demand Bonds,
                 3.300%, 12/01/15+                                                                    A-2       1,000,000
 1,300,000     New York City Trust For Cultural Resources, Revenue Bonds Series 1985
                 (Carnegie Hall), Variable Rate Demand Bonds, 3.300%, 12/01/15+                    VMIG-1       1,300,000
 1,000,000     New York City Commercial Paper, Series J-3, 3.600%, 10/31/96                          A-1+       1,000,000
 1,000,000     New York State Dormitory Authority, Oxford University Press Revenue
                 Bonds (Letter of Credit Secured), Series 1993, Variable Rate Demand
                 Bonds, 3.900%, 7/01/23+                                                           VMIG-1       1,000,000
 1,400,000     New York State Dormitory Authority Revenue Bonds, Series 1995
                 (Beverwyck Inc), Variable Rate Demand Bonds, 3.400%, 7/01/25+                     VMIG-1       1,400,000
 1,400,000     New York State Energy Research and Development Authority, Pollution
                 Control Revenue (Central Hudson Gas and Electric Corporation),
                 Variable Rate Demand Bonds, 3.200%, 11/01/20+                                       A-1+       1,400,000
 2,400,000     New York State Energy Research and Development Authority, Pollution
                 Control (Niagara Mohawk Power Corporation), Variable Rate Demand
                 Bonds, 4.250%, 3/01/27+                                                              N/R       2,400,000
 1,100,000     New York State Environmental Facilities Corporation (General Electric
                 Company), Commercial Paper, 3.450%, 11/21/96                                        A-1+       1,100,000
 1,400,000     New York State Housing Finance Agency (Normandie Court), Variable
                 Rate Demand Bonds, 3.350%, 5/15/15+                                               VMIG-1       1,400,000
   900,000     New York State Housing Finance Agency, Demand Revenue Bonds,
                 Series 1984-A (Mt. Sinai School of Medicine), Variable Rate Demand
                 Bonds, 3.650%, 11/01/14+                                                          VMIG-1         900,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
$   885,000    New York State Job Development Authority, Series 1984E, Variable
                 Rate Demand Bonds, 3.700%, 3/01/99+                                                MIG-1     $   885,000
  1,400,000    New York Local Government Assistance Corporation, Series 1995E,
                 Variable Rate Demand Bonds, 3.350%, 4/01/25+                                      VMIG-1       1,400,000
  1,300,000    New York State Medical Care Facilities Finance Agency (Lenox Hill
                 Hospital), Variable Rate Demand Bonds, 3.250%, 11/01/08+                          VMIG-1       1,300,000
  1,300,000    New York State Medical Care Facilities Finance Agency (Children's
                 Hospital of Buffalo), Variable Rate Demand Bonds, 3.300%, 11/01/05+               VMIG-1       1,300,000
    300,000    New York State Thruway Authority, Variable Rate Demand Bonds,
                 3.800%, 1/01/24+                                                                  VMIG-1         300,000
  1,000,000    Puerto Rico Industrial Medical Educational and Environmental
                 Authority, Ana G. Mendez Educational Foundation, FEAGM Project,
                 Variable Rate Demand Bonds, 3.550%, 12/01/15+                                       A-1+       1,000,000
    400,000    Triborough Bridge and Tunnel Authority, Special Obligation, Variable
                 Rate Demand Bonds, Series 1994 (1994 Resolution),
                 3.200%, 1/01/24+                                                                   MIG-1         400,000
  1,300,000    Yonkers Industrial Development Agency, Series 1989, Civic Facility
                 Revenue Bonds, Variable Rate Demand Bonds, 3.650%, 7/01/19+                       VMIG-1       1,300,000
-------------------------------------------------------------------------------------------------------------------------
$28,908,387    Total Investments -- 99.2%                                                                      28,912,496
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.8%                                                              244,733
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                             $29,157,229
=========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS                                                       NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                                        AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                    RESERVES             CA                MA               NY
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in short-term municipal securities,
  at amortized cost (note 1)                                      $302,550,385      $202,180,733      $69,887,043      $28,912,496
Cash                                                                   833,154           219,039               --          204,072
Receivables:
  Interest                                                           1,448,642           964,477          329,257          169,774
  Investments sold                                                   1,202,575                --        1,000,000               --
Other assets                                                            29,640            15,018           15,606           10,892
                                                                  ------------      ------------      -----------      -----------
    Total assets                                                   306,064,396       203,379,267       71,231,906       29,297,234
                                                                  ------------      ------------      -----------      -----------

LIABILITIES
Accrued expenses:
  Management fees (note 4)                                             129,865            69,113           23,899            9,861
  Other                                                                207,968            85,202           64,248           56,704
Dividends payable                                                      758,445           521,929          172,701           73,440
                                                                  ------------      ------------      -----------      -----------
    Total liabilities                                                1,096,278           676,244          260,848          140,005
                                                                  ------------      ------------      -----------      -----------
Net assets applicable to shares outstanding (note 3)              $304,968,118      $202,703,023      $70,971,058      $29,157,229
                                                                  ============      ============      ===========      ===========

Shares outstanding:
  Service Plan series                                                       --        66,147,991       38,052,965          388,279
  Distribution Plan series                                                  --        68,175,060       28,138,622       28,752,283
  Institutional series                                                      --        68,379,972        4,779,471           16,667
                                                                  ------------      ------------      -----------      -----------
    Total shares outstanding                                       304,968,118       202,703,023       70,971,058       29,157,229
                                                                  ============      ============      ===========      ===========

Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                      $       1.00      $       1.00      $      1.00      $      1.00
                                                                  ============      ============      ===========      ===========
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)


-------------------------------------------------------------------------------
                                                                      RESERVES
-------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                  $5,716,145
                                                                     ----------

Expenses:
  Management fees (note 4)                                              793,081
  12b-1 expense (note 4)                                                 71,812
  Shareholders' servicing agent fees and expenses                       228,351
  Custodian's fees and expenses                                          57,974
  Directors' fees and expenses (note 4)                                   3,881
  Professional fees                                                      21,748
  Shareholders' reports-printing and mailing expenses                    58,872
  Federal and state registration fees                                    14,945
  Other expenses                                                         13,862
                                                                     ----------
    Total expenses before expense reimbursement                       1,264,526
  Expense reimbursement from investment adviser (note 4)                (74,883)
                                                                     ----------
    Net expenses                                                      1,189,643
                                                                     ----------
      Net investment income                                           4,526,502
Net gain (loss) from investment transactions                                 --
                                                                     ----------
Net increase in net assets from operations                           $4,526,502
                                                                     ==========
-------------------------------------------------------------------------------

See accompanying notes to financial statements

                                                              NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                   AUGUST 31, 1996

                                                             ------------------------------------------------------
                                                                         CALIFORNIA MONEY MARKET
                                                             ------------------------------------------------------
                                                              Service      Distribution    Institutional
                                                             Plan series   Plan series        Series       Total
-------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                         $1,155,595     $1,247,860        $738,339  $3,141,794
                                                             ----------     ----------        --------  -----------
 Expenses:
  Management fees (note 4)                                      133,714        144,570          85,960     364,244
  12b-1 expense (note 4)                                         41,118         32,729               -      73,847
  Shareholders' servicing agent fees and expenses                 1,453         18,698              84      20,235
  Custodian's fees and expenses                                  12,359         13,371           7,696      33,426
  Directors' fees and expenses (note 4)                             578            627             350       1,555
  Professional fees                                               2,173          2,345           1,412       5,930
  Shareholders' reports--printing and mailing expenses            3,288          4,625           1,623       9,536
  Federal and state registration fees                             5,150          1,067              41       6,258
  Other expenses                                                  3,597          3,878           2,065       9,535
                                                             ----------     ----------        --------  -----------
   Total expenses before expense reimbursement                  203,430        221,910          99,226     524,566
  Expense reimbursement from investment adviser (note 4)        (19,560)       (23,115)              -     (42,675)
                                                             ----------     ----------        --------  -----------
   Net expenses                                                 183,870        198,795          99,226     481,891
                                                             ----------     ----------        --------  -----------
     Net investment income                                      971,725      1,049,065         639,113   2,659,903
 Net gain (loss) from investment transactions                         -              -               -           -
                                                             ----------     ----------        --------  -----------
 Net increase in net assets from operations                  $  971,725     $1,049,065        $639,113  $2,659,903
                                                             ==========     ==========        ========  ===========
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements


STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                       MASSACHUSETTS MONEY MARKET
                                                      --------------------------------------------------------------
                                                                Service     Distribution   Institutional
                                                              Plan series   Plan series       series        Total
--------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                            $623,285        $448,592        $74,312   $1,146,189
                                                                --------        ---------       -------   ----------
 Expenses:
  Management fees (note 4)                                        74,326          53,403          8,845      136,574
  12b-1 expense (note 4)                                          26,000          12,816              -       38,816
  Shareholders' servicing agent fees and expenses                    576          16,363            710       17,649
  Custodian's fees and expenses                                   15,486          11,148          1,840       28,474
  Directors' fees and expenses (note 4)                              847             611            107        1,565
  Professional fees                                                6,730           4,858            840       12,428
  Shareholders' reports--printing and mailing expenses               607          14,917             75       15,599
  Federal and state registration fees                              2,236             556            430        3,222
  Other expenses                                                   1,745           1,265            216        3,226
                                                                --------        ---------       -------   ----------
   Total expenses before expense reimbursement                   128,553         115,937         13,063      257,553
  Expense reimbursement from investment adviser (note 4)         (26,248)        (42,610)          (895)     (69,753)
                                                                --------        ---------       -------   ----------
   Net expenses                                                  102,305          73,327         12,168      187,800
                                                                --------        ---------       -------   ----------
     Net investment income                                       520,980         375,265         62,144      958,389
 Net gain (loss) from investment transactions                       (283)           (221)           (43)        (547)
                                                                --------        ---------       -------   ----------
 Net increase in net assets from operations                     $520,697        $375,044        $62,101   $  957,842
                                                                ========        =========       =======   ==========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                           NEW YORK MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
                                                             Service       Distribution   Institutional
                                                            Plan series     Plan series       series      Total
-------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                          $ 7,426       $ 504,983          $ 285    $ 512,694
                                                              -------       ---------          -----    ---------
 Expenses:
  Management fees (note 4)                                        877          59,466             33       60,376
  12b-1 expense (note 4)                                           58           5,786              -        5,844
  Shareholders' servicing agent fees and expenses                 850          14,377             12       15,239
  Custodian's fees and expenses                                   346          23,526             13       23,885
  Directors' fees and expenses (note 4)                            13             876              -          889
  Professional fees                                               146          10,173              6       10,325
  Shareholders' reports--printing and mailing expenses            514          20,181             25       20,720
  Federal and state registration fees                               6             601              -          607
  Other expenses                                                   26           1,771              2        1,799
                                                              -------       ---------          -----    ---------
   Total expenses before expense reimbursement                  2,836         136,757             91      139,684
  Expense reimbursement from investment adviser (note 4)       (1,630)        (54,981)           (45)     (56,656)
                                                              -------       ---------          -----    ---------
   Net expenses                                                 1,206          81,776             46       83,028
                                                              -------       ---------          -----    ---------
     Net investment income                                      6,220         423,207            239      429,666
 Net gain (loss) from investment transactions                       -               -              -            -
                                                              -------       ---------          -----    ---------
 Net increase in net assets from operations                   $ 6,220        $423,207           $239     $429,666
                                                              =======       =========          =====    =========
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------
                                                                        RESERVES
                                                            --------------------------------
                                                             Six months        Year ended
                                                            ended 8/31/96        2/29/96
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $   4,526,502     $   10,864,878
Net realized gain (loss) from investment transactions                   -                  -
                                                            -------------     --------------
  Net increase in net assets from operations                    4,526,502         10,864,878
                                                            -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                         (4,526,502)       (10,864,878)
                                                            -------------     --------------
COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              233,757,246        808,776,352
Net asset value of shares issued to shareholders due
  to reinvestment of distributions                              4,235,747         10,240,006
                                                            -------------     --------------
                                                              237,992,993        819,016,358
Cost of shares redeemed                                      (272,687,339)      (830,960,291)
                                                            -------------     --------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                 (34,694,346)       (11,943,933)
Net assets at the beginning of period                         339,662,464        351,606,397
                                                            -------------     --------------
Net assets at the end of period                             $ 304,968,118      $ 339,662,464
                                                            =============      =============
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                              NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                                   AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CALIFORNIA MONEY MARKET
                                                              --------------------------------------------------------------------
                                                                                Six months ended August 31, 1996
                                                              --------------------------------------------------------------------
                                                                Service        Distribution      Institutional
                                                              Plan series      Plan series          series               Total
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $    971,725     $  1,049,065      $    639,113        $   2,659,903
Net realized gain (loss) from investment transactions                   --               --                --                   --
                                                              ------------     ------------      ------------        -------------
  Net increase in net assets from operations                       971,725        1,049,065           639,113            2,659,903
                                                              ------------     ------------      ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                            (971,725)      (1,049,065)         (639,113)          (2,659,903)

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                55,019,683       42,713,449        93,721,713          191,454,845
Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                    903,001          814,687            10,643            1,728,331
                                                              ------------     ------------      ------------        -------------
                                                                55,922,684       43,528,136        93,732,356          193,183,176
Cost of shares redeemed                                        (60,496,626)     (48,373,169)      (59,744,589)        (168,614,384)
                                                              ------------     ------------      ------------        -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                   (4,573,942)      (4,845,033)       33,987,767           24,568,792
Net assets at the beginning of period                           70,721,933       73,020,093        34,392,205          178,134,231
                                                              ------------     ------------      ------------        -------------
Net assets at the end of period                               $ 66,147,991     $ 68,175,060      $ 68,379,972        $ 202,703,023
                                                              ============     ============      ============        =============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CALIFORNIA MONEY MARKET
                                                              --------------------------------------------------------------------
                                                                                  Year ended February 29, 1996
                                                              --------------------------------------------------------------------
                                                                Service        Distribution      Institutional
                                                              Plan series      Plan series          series               Total
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $   1,933,448    $   2,282,992     $   1,255,971       $   5,472,411
Net realized gain (loss) from investment transactions                    --               --                --                  --
                                                              -------------    -------------     -------------       -------------
  Net increase in net assets from operations                      1,933,448        2,282,992         1,255,971           5,472,411
                                                              -------------    -------------     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                           (1,933,448)      (2,282,992)       (1,255,971)         (5,472,411)
                                                              -------------    -------------     -------------       -------------

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                137,297,132      130,907,267       212,399,556         480,603,955
Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                   1,633,671        1,762,239             3,093           3,399,003
                                                              -------------    -------------     -------------       -------------
                                                                138,930,803      132,669,506       212,402,649         484,002,958
Cost of shares redeemed                                        (109,980,788)    (126,806,592)     (228,782,833)       (465,570,213)
                                                              -------------    -------------     -------------       -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                    28,950,015        5,862,914       (16,380,184)         18,432,745
Net assets at the beginning of year                              41,771,918       67,157,179        50,772,389         159,701,486
                                                              -------------    -------------     -------------       -------------
Net assets at the end of year                                 $  70,721,933    $  73,020,093     $  34,392,205       $ 178,134,231
                                                              =============    =============     =============       =============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


                                                            ----------------------------------------------------------
                                                                            MASSACHUSETTS MONEY MARKET
                                                            ----------------------------------------------------------
                                                                         Six months ended August 31, 1996
                                                            ----------------------------------------------------------
                                                               Service     Distribution   Institutional
                                                             Plan series    Plan series       series         Total
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                      $    520,980   $    375,265     $    62,144   $    958,389
 Net realized gain (loss) from investment transactions              (283)          (221)            (43)          (547)
                                                            ------------   ------------     -----------   ------------
  Net increase in net assets from operations                     520,697        375,044          62,101        957,842
                                                            ------------   ------------     -----------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                         (520,697)      (375,044)        (62,101)      (957,842)
                                                            ------------   ------------     -----------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                             29,398,696     12,858,660       8,266,457     50,523,813
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                  519,327        355,970          17,348        892,645
                                                            ------------   ------------     -----------   ------------
                                                              29,918,023     13,214,630       8,283,805     51,416,458
 Cost of shares redeemed                                     (30,115,637)   (11,355,250)     (7,054,513)   (48,525,400)
                                                            ------------   ------------     -----------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                    (197,614)     1,859,380       1,229,292      2,891,058
 Net assets at the beginning of period                        38,250,579     26,279,242       3,550,179     68,080,000
                                                            ------------   ------------     -----------   ------------
 Net assets at the end of period                            $ 38,052,965   $ 28,138,622     $ 4,779,471   $ 70,971,058
                                                            ============   ============     ===========   ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    MASSACHUSETTS MONEY MARKET
                                                              ---------------------------------------------------------------------
                                                                                   Year ended February 29, 1996
                                                              ---------------------------------------------------------------------
                                                                Service         Distribution       Institutional
                                                              Plan series       Plan series            series             Total
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $    970,086      $    770,798       $    106,132       $   1,847,016
Net realized gain (loss) from investment transactions                   --                --                 --                  --
                                                              ------------      ------------       ------------       -------------
  Net increase in net assets from operations                       970,086           770,798            106,132           1,847,016
                                                              ------------      ------------       ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                            (970,086)         (770,798)          (106,132)         (1,847,016)
                                                              ------------      ------------       ------------       -------------

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                77,847,781        24,524,563         16,474,350         118,846,694
Net asset value of shares issued to shareholders due to
   reinvestment of distributions                                   960,638           758,160             46,176           1,764,974
                                                              ------------      ------------       ------------       -------------
                                                                78,808,419        25,282,723         16,520,526         120,611,668
Cost of shares redeemed                                        (68,289,392)      (23,240,661)       (14,005,907)       (105,535,960)
                                                              ------------      ------------       ------------       -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                   10,519,027         2,042,062          2,514,619          15,075,708
Net assets at the beginning of year                             27,731,552        24,237,180          1,035,560          53,004,292
                                                              ------------      ------------       ------------       -------------
Net assets at the end of year                                 $ 38,250,579      $ 26,279,242       $  3,550,179       $  68,080,000
                                                              ============      ============       ============       =============
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

                                                                              NEW YORK MONEY MARKET
                                                            ---------------------------------------------------------
                                                                         Six months ended August 31, 1996
                                                            ---------------------------------------------------------
                                                              Service     Distribution    Institutional
                                                            Plan series    Plan series        series          Total
---------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                        $   6,220   $    423,207         $   239   $    429,666
 Net realized gain (loss) from investment transactions                -              -               -              -
                                                              ---------   ------------         -------   ------------
  Net increase in net assets from operations                      6,220        423,207             239        429,666
                                                              ---------   ------------         -------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                          (6,220)      (423,207)           (239)      (429,666)
                                                              ---------   ------------         -------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                               (74,517)     7,913,378               -      7,838,861
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                   5,689        403,214               -        408,903
                                                              ---------   ------------         -------   ------------
                                                                (68,828)     8,316,592               -      8,247,764
 Cost of shares redeemed                                        (97,352)   (11,195,757)              -    (11,293,109)
                                                              ---------   ------------         -------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                   (166,180)    (2,879,165)              -     (3,045,345)
 Net assets at the beginning of period                          554,459     31,631,448          16,667     32,202,574
                                                              ---------   ------------         -------   ------------
 Net assets at the end of period                              $ 388,279   $ 28,752,283         $16,667   $ 29,157,229
                                                              =========   ============         =======   ============
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                            NEW YORK MONEY MARKET
                                                            --------------------------------------------------------
                                                                         Year ended February 29, 1996
                                                            --------------------------------------------------------
                                                              Service     Distribution   Institutional
                                                            Plan series    Plan series      series         Total
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  16,065    $    968,690    $       533   $    985,288
 Net realized gain (loss) from investment transactions               -               -              -              -
                                                             ---------    ------------    -----------   ------------
  Net increase in net assets from operations                    16,065         968,690            533        985,288
                                                             ---------    ------------    -----------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                        (16,065)       (968,690)          (533)      (985,288)
                                                             ---------    ------------    -----------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                              364,272      36,230,907              -     36,595,179
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                 13,053         942,307              -        955,360
                                                             ---------    ------------    -----------   ------------
                                                               377,325      37,173,214              -     37,550,539
 Cost of shares redeemed                                      (462,939)    (35,339,438)             -    (35,802,377)
                                                             ---------    ------------    -----------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                   (85,614)      1,833,776              -      1,748,162
 Net assets at the beginning of year                           640,073      29,797,672         16,667     30,454,412
                                                             ---------    ------------    -----------   ------------
 Net assets at the end of year                               $ 554,459    $ 31,631,448    $    16,667   $ 32,202,574
                                                             =========    ============    ===========   ============
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT
   ACCOUNTING POLICIES

At August 31, 1996, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers who do not perform additional distribution and administrative services.

Each Fund issues its own shares, at net asset value which the Fund will seek to maintain at $1.00 per share without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1996, the dollar-weighted average life was 44 days for Reserves, 24 days for California Money Market, 40 days for Massachusetts Money Market and 22 days for New York Money Market).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1996, there were no such purchase commitments in any of the Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance Commitments

The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996.

2. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investment securities during the six months ended August 31, 1996, were as follows:

----------------------------------------------------------------------------------------------------------
                                                RESERVES           CA              MA              NY
----------------------------------------------------------------------------------------------------------
Purchases                                     $467,276,586  $  187,925,130  $   93,368,373  $   21,100,880
Sales and Maturities                           500,135,000     163,115,000      93,581,679      24,100,000
                                              ============  ==============  ==============  ==============
----------------------------------------------------------------------------------------------------------

At August 31, 1996, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

3. COMPOSITION OF NET ASSETS
At August 31, 1996, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

----------------------------------------------------------------------------------------------------------
                                              RESERVES             CA              MA              NY
----------------------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series                       $            -  $   66,147,991  $   38,052,965  $      388,279
  Distribution Plan series                               -      68,175,060      28,138,622      28,752,283
  Institutional series                                   -      68,379,972       4,779,471          16,667
                                            --------------  --------------  --------------  --------------
Net assets                                  $  304,968,118  $  202,703,023  $   70,971,058  $   29,157,229
                                            ==============  ==============  ==============  ==============
Authorized shares                            2,000,000,000   2,350,000,000   2,500,000,000   2,500,000,000
                                            ==============  ==============  ==============  ==============
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

-------------------------------------------------------------------------
                                                     Management fees
-------------------------------------------------------------------------
Average daily net asset value                   RESERVES       CA, MA, NY
-------------------------------------------------------------------------
For the first $500,000,000                      .5 of 1%         .4 of 1%
For the next $500,000,000                     .475 of 1        .375 of 1
For net assets over $1,000,000,000             .45 of 1         .35 of 1
-------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, Nuveen is the distributor or principal underwriter of Fund shares and pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and Nuveen pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee referred to above is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors who are affiliated with the Adviser or to their officers, all of

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


whom receive remuneration for their services to the Funds from the Adviser.

5. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

-------------------------------------------------------------
                                    RESERVES   CA    MA    NY
-------------------------------------------------------------
Revenue Bonds:
  Pollution Control Facilities          35%   13%   11%   35%
  Health Care Facilities                27    19    18    14
  Housing Facilities                     6    18     7     7
  Educational Facilities                 2     -    13     7
  Water/Sewer Facilities                 2    11     7     -
  Lease Rental Facilities                -    11     -     -
  Electric Utilities                     -     9    10     -
  Transportation                         1     -     4     1
  Other                                 13    11     1    14
General Obligation Bonds                14     8    29    22
                                       ---   ---   ---   ---
                                       100%  100%  100%  100%
                                       ===   ===   ===   ===
-------------------------------------------------------------

In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (93% for Reserves, 95% for California, 86% for Massachusetts and 84% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------
                                             Income from investment operations                Less distributions
                                            ----------------------------------------------------------------------------
                                                                           Net
                                                                  realized and        Dividends from
                              Net asset             Net             unrealized            tax-exempt     Distributions
                        value beginning      investment       gain (loss) from        net investment              from
                              of period          income            investments                income     capital gains
------------------------------------------------------------------------------------------------------------------------
RESERVES
------------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96                       $ 1.000         $ .014+                  $   -               $ (.014)             $  -
Year ended 2/29,
  1996                            1.000           .032+                      -                 (.032)                -
Year ended 2/28,
  1995                            1.000           .025+                      -                 (.025)                -
  1994                            1.000           .018+                      -                 (.018)                -
  1993                            1.000           .023                       -                 (.023)                -
5 months ended
  2/29/92                         1.000           .015                       -                 (.015)                -
Year ended 9/30,
  1991                            1.000           .046                       -                 (.046)                -
  1990                            1.000           .055                       -                 (.055)                -
  1989                            1.000           .057                       -                 (.057)                -
Year ended 2/29,
  1988                            1.000           .045                       -                 (.045)                -
Year ended 2/28,
  1987                            1.000           .039                       -                 (.039)                -
  1986                            1.000           .045++                     -                 (.045)                -
------------------------------------------------------------------------------------------------------------------------


See notes on page 46.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                           -----------------------------------------------------------------------
                                                                                   Ratio of       Ratio of net          Ratio of
                                                                                   expenses  investment income          expenses
                                                              Net assets         to average         to average        to average
                      Net asset value   Total return on    end of period  net assets before  net assets before   net assets after
                        end of period   net asset value    (in thousands)     reimbursement      reimbursement     reimbursement+
---------------------------------------------------------------------------------------------------------------------------------
RESERVES
---------------------------------------------------------------------------------------------------------------------------------
Six months ended             $ 1.000               1.44%       $ 304,968                .80%*             2.80%*              .75%*
  8/31/96
Year ended 2/29,               1.000               3.23          339,662                .79               3.18                .75
  1996
Year ended 2/28,               1.000               2.46          351,606                .78               2.40                .75
  1995                         1.000               1.84          404,201                .80               1.78                .75
  1994                         1.000               2.34          450,746                .74               2.35                .74
  1993
5 months ended                 1.000               1.45          477,127                .75*              3.48*               .75*
  2/29/92
Year ended 9/30,               1.000               4.57          451,808                .72               4.56                .72
  1991                         1.000               5.45          430,206                .73               5.45                .73
  1990                         1.000               5.70          390,258                .72               5.69                .72
  1989
Year ended 2/29,               1.000               4.52          409,653                .73               4.52                .73
  1988
Year ended 2/29,               1.000               3.88          361,044                .73               3.85                .73
  1987                         1.000               4.46          272,677                .80               4.34                .75
  1986
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------
      Ratios/Supplemental data
------------------------------------
                      Ratio of net
                 investment income
                        to average
                  net assets after
                    reimbursement+
----------------------------------
RESERVES
----------------------------------
Six months ended
  8/31/96                     2.85%*
Year ended 2/29,
  1996                        3.22
Year ended 2/28,
  1995                        2.43
  1994                        1.83
  1993                        2.35
5 months ended
  2/29/92                     3.48*
Year ended 9/30,
  1991                        4.56
  1990                        5.45
  1989                        5.69
Year ended 2/29,
  1988                        4.52
Year ended 2/29,
  1987                        3.85
  1986                        4.39
------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------
                                                 Income from investment operations         Less distributions
                                                 -------------------------------------------------------------------
                                                                               Net
                                                                      realized and   Dividends from
                                   Net asset              Net           unrealized       tax-exempt    Distributions
                             value beginning       investment     gain (loss) from   net investment             from
                                   of period           income          investments           income    capital gains
--------------------------------------------------------------------------------------------------------------------
CA**
--------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000           $.015+                  $--          $(.015)              $--
  Distribution Plan series             1.000            .015+                   --           (.015)               --
  Institutional series                 1.000            .015                    --           (.015)               --
Year ended
  2/29/96
  Service Plan series                  1.000            .033+                   --           (.033)               --
   Distribution Plan series            1.000            .033+                   --           (.033)               --
   Institutional series                1.000            .034                    --           (.034)               --
Year ended
  2/28/95
  Service Plan series                  1.000            .026+                   --           (.026)               --
  Distribution Plan series             1.000            .026+                   --           (.026)               --
  Institutional series                 1.000             .027                   --           (.027)               --
Year ended
  2/28/94
 Service Plan series                   1.000            .019                    --           (.019)               --
 Distribution Plan series              1.000            .019+                   --           (.019)               --
 Institutional series                  1.000            .021                    --           (.021)               --
Year ended
  2/28/93
  Service Plan series                  1.000            .023+                   --           (.023)               --
  Distribution Plan series             1.000            .023+                   --           (.023)               --
  Institutional series                 1.000            .024                    --           (.024)               --
Eight months ended
  2/29/92
  Service Plan series                  1.000            .024+                   --           (.024)               --
  Distribution Plan series             1.000            .024+                   --           (.024)               --
  Institutional series                 1.000            .025                    --           (.025)               --
Year ended
  6/30/91
  Service Plan series                  1.000            .047+                   --           (.047)               --
  Distribution Plan series             1.000            .047+                   --           (.047)               --
  Institutional series                 1.000            .048                    --           (.048)               --
Year ended:
  6/30/90++                            1.000            .054+                   --           (.054)               --
  6/30/89++                            1.000            .056+                   --           (.056)               --
  6/30/88++                            1.000            .043+                   --           (.043)               --
  6/30/87++                            1.000            .039+                   --           (.039)               --
--------------------------------------------------------------------------------------------------------------------

See notes on page 46.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement     reimbursement+
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.47%       $ 66,148               .61%*             2.85%*
  Distribution Plan series             1.000            1.47          68,175               .61*              2.84*
  Institutional series                 1.000            1.51          68,380               .46*              2.98*
Year ended
  2/29/96
  Service Plan series                  1.000            3.32          70,722               .56               3.28
   Distribution Plan series            1.000            3.31          73,020               .62               3.23
   Institutional series                1.000            3.40          34,392               .46               3.39
Year ended
  2/28/95
  Service Plan series                  1.000            2.59          41,772               .59               2.15
  Distribution Plan series             1.000            2.60          67,157               .64               2.47
  Institutional series                 1.000            2.69          50,772               .47               2.74
Year ended
  2/28/94
 Service Plan series                   1.000            1.94         415,238               .53               1.94
 Distribution Plan series              1.000            1.92          72,380               .73               1.74
 Institutional series                  1.000            2.07          32,299               .41               2.06
Year ended
  2/28/93
  Service Plan series                  1.000            2.28         469,812               .57               2.24
  Distribution Plan series             1.000            2.29          80,652               .62               2.19
  Institutional series                 1.000            2.36          24,156               .47               2.33
Eight months ended
  2/29/92
  Service Plan series                  1.000            2.39         478,886               .56*              3.53*
  Distribution Plan series             1.000            2.39          91,670               .61*              3.48*
  Institutional series                 1.000            2.45          18,334               .45*              3.64*
Year ended
  6/30/91
  Service Plan series                  1.000            4.70         431,590               .57               4.65
  Distribution Plan series             1.000            4.70          90,031               .61               4.61
  Institutional series                 1.000            4.80          22,342               .45               4.77
Year ended:
  6/30/90++                            1.000            5.37         452,465               .59               5.34
  6/30/89++                            1.000            5.62         362,927               .57               5.68
  6/30/88++                            1.000            4.28         207,897               .59               4.27
  6/30/87++                            1.000            3.90         284,956               .63               3.85
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses            expenses
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.91%*
  Distribution Plan series           .55*               2.90*
  Institutional series               .46*               2.98*
Year ended
  2/29/96
  Service Plan series                .54                3.36
   Distribution Plan serie           .55                3.30
   Institutional series              .46                3.39
Year ended
  2/28/95
  Service Plan series                .55                2.19
  Distribution Plan series           .55                2.56
  Institutional series               .47                2.74
Year ended
  2/28/94
 Service Plan series                 .53                1.94
 Distribution Plan series            .55                1.92
 Institutional series                .41                2.06
Year ended
  2/28/93
  Service Plan series                .55                2.26+
  Distribution Plan series           .55                2.26+
  Institutional series               .47                2.33
Eight months ended
  2/29/92
  Service Plan series                .55*               3.54*
  Distribution Plan series           .55*               3.54*
  Institutional series               .45*               3.64*
Year ended
  6/30/91
  Service Plan series                .55                4.67
  Distribution Plan series           .55                4.67
  Institutional series               .45                4.77
Year ended:
  6/30/90++                          .55                5.38
  6/30/89++                          .55                5.70
  6/30/88++                          .55                4.31
  6/30/87++                          .50                3.92
--------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------
                                                 Income from investment operations         Less distributions
                                                 -------------------------------------------------------------------
                                                                               Net
                                                                      realized and   Dividends from
                                   Net asset              Net           unrealized       tax-exempt    Distributions
                             value beginning       investment     gain (loss) from   net investment             from
                                   of period           income          investments           income    capital gains
--------------------------------------------------------------------------------------------------------------------
MA***
--------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000           $.014+                  $--          $(.014)              $--
  Distribution Plan series             1.000            .014+                   --           (.014)               --
  Institutional series                 1.000            .014+                   --           (.014)               --
Year ended
  2/29/96
  Service Plan series                  1.000            .032+                   --           (.032)               --
   Distribution Plan series            1.000            .032+                   --           (.032)               --
   Institutional series                1.000            .032+                   --           (.032)               --
Year ended
  2/28/95
  Service Plan series                  1.000            .025+                   --           (.025)               --
  Distribution Plan series             1.000            .025+                   --           (.025)               --
  Institutional series                 1.000            .026+                   --           (.026)               --
Year ended
  2/28/94
 Service Plan series                   1.000            .018+                   --           (.018)               --
 Distribution Plan series              1.000            .017+                   --           (.017)               --
 Institutional series                  1.000            .018                    --           (.018)               --
Year ended
  2/28/93
  Service Plan series                  1.000            .023+                   --           (.023)               --
  Distribution Plan series             1.000            .023+                   --           (.023)               --
  Institutional series                 1.000            .023+                   --           (.023)               --
Ten months ended
  2/29/92
  Service Plan series                  1.000            .032+                   --           (.032)               --
  Distribution Plan series             1.000            .032+                   --           (.032)               --
  Institutional series                 1.000            .032                    --           (.032)               --
Year ended
  4/30/91
  Service Plan series                  1.000            .053+                   --           (.053)               --
  Distribution Plan series             1.000            .053+                   --           (.053)               --
  Institutional series                 1.000            .053                    --           (.053)               --
Year ended:
  4/30/90++                            1.000            .057+                   --           (.057)               --
  4/30/89++                            1.000            .050+                   --           (.050)               --
  4/30/88++                            1.000            .043+                   --           (.043)               --
12/10/86 to
  4/30/87++                            1.000            .016+                   --           (.016)               --
--------------------------------------------------------------------------------------------------------------------

See notes on page 46.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement      reimbursement
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.42%       $ 38,053               .69%*             2.66%*
  Distribution Plan series             1.000            1.42          28,139               .87*              2.49*
  Institutional series                 1.000            1.42           4,779               .59*              2.77*
Year ended
  2/29/96
  Service Plan series                  1.000            3.17          38,251               .63               3.06
  Distribution Plan series             1.000            3.17          26,279               .84               2.87
  Institutional series                 1.000            3.18           3,550               .57               3.12
Year ended
  2/28/95
  Service Plan series                  1.000            2.53          27,732               .61               2.49
  Distribution Plan series             1.000            2.53          24,237               .82               2.28
  Institutional series                 1.000            2.61           1,036               .47               2.63
Year ended
  2/28/94
  Service Plan series                  1.000            1.77          38,576               .55               1.88
  Distribution Plan series             1.000            1.74          27,773               .76               1.67
  Institutional series                 1.000            1.80           3,406               .49               1.93
Year ended
  2/28/93
  Service Plan series                  1.000            2.33          40,214               .73               2.16
  Distribution Plan series             1.000            2.33          27,993               .82               2.07
  Institutional series                 1.000            2.34           5,325               .58               2.31
Ten months ended
  2/29/92
  Service Plan series                  1.000            3.22          61,476               .62*              3.73*
  Distribution Plan series             1.000            3.22          34,509               .72*              3.63*
  Institutional series                 1.000            3.24           8,917               .53*              3.82*
Year ended
  4/30/91
  Service Plan series                  1.000            5.30          37,979               .68               5.12
  Distribution Plan series             1.000            5.30          33,809               .76               5.04
  Institutional series                 1.000            5.30          14,973               .54               5.26
Year ended:
  4/30/90++                            1.000            5.70          53,631               .74               5.48
  4/30/89++                            1.000            5.00          31,319               .76               4.97
  4/30/88++                            1.000            4.29          35,614               .75               4.03
12/10/86 to
  4/30/87++                            1.000            1.60          12,371              3.02*              1.40
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses   investment income
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.80%*
  Distribution Plan series           .55*               2.81*
  Institutional series               .55*               2.81*
Year ended
  2/29/96
  Service Plan series                .55                3.14
  Distribution Plan series           .55                3.16
  Institutional series               .54                3.15
Year ended
  2/28/95
  Service Plan series                .55                2.55
  Distribution Plan series           .55                2.55
  Institutional series               .47                2.63
Year ended
  2/28/94
  Service Plan series                .52                1.91
  Distribution Plan series           .55                1.88
  Institutional series               .49                1.93
Year ended
  2/28/93
  Service Plan series                .55                2.34
  Distribution Plan series           .55                2.34
  Institutional series               .55                2.34
Ten months ended
  2/29/92
  Service Plan series                .55*               3.80*
  Distribution Plan series           .55*               3.80*
  Institutional series               .53*               3.82*
Year ended
  4/30/91
  Service Plan series                .55                5.25
  Distribution Plan series           .55                5.25
  Institutional series               .54                5.26
Year ended:
  4/30/90++                          .55                5.67
  4/30/89++                          .55                5.18
  4/30/88++                          .48                4.30
12/10/86 to
  4/30/87++                          .06                4.36*
--------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------
                                               Income from investment operations           Less distributions
                                               -------------------------------------------------------------------
                                                                             Net
                                                                    realized and   Dividends from
                                     Net asset           Net          unrealized       tax-exempt    Distributions
                               value beginning    investment    gain (loss) from   net investment             from
                                     of period        income         investments           income    capital gains
------------------------------------------------------------------------------------------------------------------
 NY***
------------------------------------------------------------------------------------------------------------------
 Six months ended
   8/31/96
   Service Plan series                  $1.000        $.014+                $ --           $(.014)            $ --
   Distribution Plan series              1.000         .014+                  --            (.014)              --
   Institutional series                  1.000         .014+                  --            (.014)              --
 Year ended
   2/29/96
   Service Plan series                   1.000         .032+                  --            (.032)              --
   Distribution Plan series              1.000         .032+                  --            (.032)              --
   Institutional series                  1.000         .032+                  --            (.032)              --
 Year ended
   2/28/95
   Service Plan series                   1.000         .024+                  --            (.024)              --
   Distribution Plan series              1.000         .024+                  --            (.024)              --
   Institutional series                  1.000         .023+                  --            (.023)              --
 Year ended
   2/28/94
   Service Plan series                   1.000         .015+                  --            (.015)              --
   Distribution Plan series              1.000         .015+                  --            (.015)              --
   Institutional series                  1.000         .015+                  --            (.015)              --
 Year ended
   2/28/93
   Service Plan series                   1.000         .020+                  --            (.020)              --
   Distribution Plan series              1.000         .020+                  --            (.020)              --
   Institutional series                  1.000         .020+                  --            (.020)              --
 10 months ended
   2/29/92
   Service Plan series                   1.000         .029+                  --            (.029)              --
   Distribution Plan series              1.000         .029+                  --            (.029)              --
   Institutional series                  1.000         .030+                  --            (.030)              --
 Year ended
   4/30/91
   Service Plan series                   1.000         .047+                  --            (.047)              --
   Distribution Plan series              1.000         .047+                  --            (.047)              --
   Institutional series                  1.000         .047+                  --            (.047)              --
 Year ended:
   4/30/90++                             1.000         .054+                  --            (.054)              --
   4/30/89++                             1.000         .050+                  --            (.050)              --
   4/30/88++                             1.000         .041+                  --            (.041)              --
 12/10/86 to
   4/30/87++                             1.000         .015+                  --            (.015)              --
------------------------------------------------------------------------------------------------------------------

*   Annualized.
** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the above per share data by series.
*** Effective for the fiscal year ended April 30, 1991, and thereafter, the
    Fund has presented the above per share data by series.
+ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 4).
++ Represents combined per share data and ratios for the Service Plan series, Distribution Plan series and Institutional series.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement      reimbursement
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.44%       $    338              1.30%*             2.10%*
  Distribution Plan series             1.000            1.44          28,752               .92*              2.48*
  Institutional series                 1.000            1.44              17              1.08*              2.31*
Year ended
  2/29/96
  Service Plan series                  1.000            3.20             554              1.92               1.82
  Distribution Plan series             1.000            3.20          31,631               .94               2.80
  Institutional series                 1.000            3.20              17              1.38               2.37
Year ended
  2/28/95
  Service Plan series                  1.000            2.36             640               .95               1.98
  Distribution Plan series             1.000            2.37          29,798               .79               2.14
  Institutional series                 1.000            2.28              17              2.14                .79
Year ended
  2/28/94
  Service Plan series                  1.000            1.51             557              1.49                .69
  Distribution Plan series             1.000            1.51          27,886               .78               1.40
  Institutional series                 1.000            2.51              17              4.60              (2.48)
Year ended
  2/28/93
  Service Plan series                  1.000            2.02             529              1.17               1.42
  Distribution Plan series             1.000            2.02          34,827               .78               1.81
  Institutional series                 1.000            2.02              17             19.33             (16.59)
10 months ended
  2/29/92
  Service Plan series                  1.000            2.94           1,934               .87*              3.19*
  Distribution Plan series             1.000            2.94          45,259               .71*              3.35*
  Institutional series                 1.000            2.94              17             11.89*             (7.83)*
Year ended
  4/30/91
  Service Plan series                  1.000            4.73           1,653               .88               4.39
  Distribution Plan series             1.000            4.73          41,446               .69               4.58
  Institutional series                 1.000            4.73              17               .62               4.65
Year ended:
  4/30/90++                            1.000            5.36          41,602               .71               5.18
  4/30/89++                            1.000            4.95          30,262               .86               4.74
  4/30/88++                            1.000            4.10          17,016              1.03               3.54
12/10/86 to
  4/30/87++                            1.000            1.50           4,134              4.20                .05*
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses   investment income
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.85%*
  Distribution Plan series           .55*               2.85*
  Institutional series               .55*               2.84*
Year ended
  2/29/96
  Service Plan series                .55                3.19
  Distribution Plan series           .55                3.19
  Institutional series               .55                3.20
Year ended
  2/28/95
  Service Plan series                .55                2.38
  Distribution Plan series           .55                2.38
  Institutional series               .55                2.38
Year ended
  2/28/94
  Service Plan series                .55                1.63
  Distribution Plan series           .55                1.63
  Institutional series               .55                1.63
Year ended
  2/28/93
  Service Plan series                .55                2.04
  Distribution Plan series           .55                2.04
  Institutional series               .55                2.19
Eight months ended
  2/29/92
  Service Plan series                .55*               3.51*
  Distribution Plan series           .55*               3.51*
  Institutional series               .55*               3.51*
Year ended
  4/30/91
  Service Plan series                .55                4.72
  Distribution Plan series           .55                4.72
  Institutional series               .55                4.72
Year ended:
  4/30/90++                          .55                5.34
  4/30/89++                          .55                5.05
  4/30/88++                          .50                4.07
12/10/86 to
  6/30/87++                          .05*               4.20*
--------------------------------------------------------------

                                      47

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